Income Tax Expense (Tables)	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of income Tax Expenses

	2020	2021	2022
	HK$	HK$	HK$
Hong Kong Profits Tax
- Current tax	23,715	25,455	24,995
- Overprovision in prior years	—	(20)	(282)
Deferred tax (note 22)	—	(824)	(1,099)

	23,715	24,611	23,614

Summary Of Effective Income Tax Rate Reconciliation
The income tax expense for the year can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	2020	2021	2022
	HK$	HK$	HK$
Profit before tax	182,047	196,252	225,010

Tax at the domestic income tax rate of 16.5%	30,038	32,382	37,127
Tax effect of income not taxable for tax purpose	(7,820)	(16,719)	(24,679)
Tax effect of expenses not deductible for tax purpose	2,310	7,505	7,869
Tax effect of tax losses not recognized	—	1,565	3,559
Utilization of tax losses previously not recognized	(809)	—	—
Overprovision in prior years	—	(20)	(282)
Effect of different tax rates of subsidiaries operating in other jurisdictions	—	(70)	20
Others	(4)	(32)	—

Income tax expense for the year	23,715	24,611	23,614